INCOME TAXES (Details ) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current tax expense	$ 0	$ 0
Deferred tax expense (benefit)	0	(1,314)
Provision for income taxes, total	$ 0	$ (1,314)